Pension Plans (Details Textual) $ in Millions		12 Months Ended
	Mar. 06, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Investment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus			2015
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset			$ 623	$ 314
Liability for pension benefits			279	284
Level 3 investments acquired			202	0
Defined Contribution Plan, Employer Discretionary Contribution Amount			16	15	$ 15
US Pension Benefits
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset			0	0
Liability for pension benefits			213	245
Plan amendments			$ 0	$ 0
Expected return on plan assets (i)			7.30%	7.30%
Number of funds invested in assets | Investment			18
Expected contribution to defined pension plan for the full year 2012			$ 0
Accumulated other comprehensive income (loss) net actuarial			373	$ 399
Accumulated benefit obligation			962	1,051
Curtailment gain			$ 0	0	0
US Pension Benefits | US and foreign equities [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets (i)			11.00%
Defined benefit plan broad target allocation percentage of assets			50.00%
US Pension Benefits | Debt securities
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets (i)			3.50%
Defined benefit plan broad target allocation percentage of assets			50.00%
UK Pension Benefits
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset			$ 617	314
Liability for pension benefits			0	0
Plan amendments	$ (215)		$ (215)	$ 0
Expected return on plan assets (i)			6.50%	7.00%
Number of portfolios in which plan's assets divided | Investment			12
Number of managers managing plan's assets portfolios			9
Defined benefit plan estimated employer contributions including exceptional contributions in next fiscal year			$ 83
Defined Benefit Contributions salary sacrifice next fiscal year			9
Accumulated other comprehensive income (loss) net actuarial			793	$ 809
Accumulated benefit obligation			2,677	3,017
Curtailment gain			$ 5	0	$ 0
UK Pension Benefits | UK and foreign equities [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets (i)			8.75%
Defined benefit plan broad target allocation percentage of assets			32.50%
UK Pension Benefits | Real estate [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets (i)			6.53%
UK Pension Benefits | Debt securities
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets (i)			4.30%
Defined benefit plan broad target allocation percentage of assets			50.00%
UK Pension Benefits | Hedge funds
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets (i)			8.43%
Defined benefit plan broad target allocation percentage of assets			17.50%
International Pension Benefits [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset			$ 6	0
Liability for pension benefits			66	39
Expected contribution to defined pension plan for the full year 2012			14
Net pension benefit liability			60	39
Accumulated other comprehensive income (loss) net actuarial			(27)	(42)
Accumulated benefit obligation			390	$ 203
Estimated net loss for the international defined benefit plans amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year			1
International Pension Benefits [Member] | Miller Insurance Services LLP [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Level 3 investments acquired			202
International Pension Benefits [Member] | Level 3 | Miller Insurance Services LLP [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Level 3 investments acquired			$ 23
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Defined benefit plan estimated deficit funding contributions in next fiscal year		$ 53
Scenario, Forecast [Member] | Reduction in Funding Contribution [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Defined benefit plan estimated deficit funding contributions in next fiscal year		22
Scenario, Forecast [Member] | Cap on Funding Contribution [Member] [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Defined benefit plan estimated deficit funding contributions in next fiscal year		$ 15